Long-term debt - Additional Information (Details) $ in Thousands, $ in Millions		12 Months Ended
	Mar. 15, 2023	Dec. 31, 2024 USD ($)	Apr. 30, 2025	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	May 17, 2024 USD ($)	May 16, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Apr. 26, 2022 CAD ($)	Mar. 13, 2017 USD ($)
Redemption 100% option
Disclosure of Long-term Debt
Percentage of the principle amount of the notes			100.00%
Revolving credit facility
Disclosure of Long-term Debt
Total facility amount				$ 1,350,000		$ 1,350.0	$ 1,600,000	$ 1,600,000
Aggregate amount available under the facility					$ 1,600.0
Senior unsecured notes 2025
Disclosure of Long-term Debt
Fair value of senior unsecured notes				397,800				392,700
Total facility amount										$ 300.0
Purchased of senior unsecured note		$ 31.6
Annual interest rate										5.625%
Senior unsecured notes	100.00%
Senior unsecured notes 2030
Disclosure of Long-term Debt
Fair value of senior unsecured notes				$ 571,200				$ 511,700
Total facility amount									$ 400,000
Annual interest rate									6.875%
Senior unsecured notes 2030 | Redemption 35% option
Disclosure of Long-term Debt
Percentage of the principle amount of the notes			35.00%